Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gain (loss) from disposal of discontinued businesses, income tax benefit (expense)	$ 0	$ (1)	$ 0
Goodwill impairment expense	(777)	0	0
Net Income (Loss) Attributable to Noncontrolling Interest	(41)	542
Income (loss) from continuing operations, net of tax	$ (546)	$ (413)	$ 43